BUSINESS ACQUISITION	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

3. BUSINESS ACQUISITION

On June 9, 2021, the Company and Biznest, a subsidiary of the Company consummated an acquisition of 100% of the equity interests of TNM and its subsidiary . Mr. Jianghuai Lin, the Chairman and CEO of the Company, who then owned approximately 26.9% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM is a new media operator focusing on digital life scenes and mainly engages in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. Acquiring TNM and synergizing its new media network will enhance the Company’s presence in the new media and advertising sectors. After completion of the acquisition, TNM becomes a wholly owned subsidiary of Biznest.

Pursuant to the share purchase agreement, as a consideration of the purchase, the Company issued to the shareholders of TNM a total of 1,213,630 ordinary shares equivalent to the value of approximately $5.4 million.

The Company uses Level 3 inputs of fair value accounting for the identifiable assets and liabilities of TNM. The allocation of the purchase consideration is final, which was determined after the completion of a detailed analysis of the fair value for all assets acquired.

The following table summarizes the purchase price allocation for TNM, and the amounts of the assets acquired, and liabilities assumed which were based on their estimated fair values at the acquisition date:

Cash	$7,644
Accounts receivable, net	1,252,601
Advances to suppliers	75,971
Other receivables and other current assets, net	2,345,332
Long-term investments	1,386,191
Property and equipment	1,550,113
Right of use assets	74,812
Accounts payable	(339,198)
Advances from customers	(10,943)
Accrued payroll and benefits	(32,840)
Amount due to related parties	(619,571)
Other payables and accrued expenses	(87,373)
Lease liabilities	(153,938)
Total net assets acquired	5,448,801
Bargain purchase gain	(12,345)
Total purchase price	$5,436,456

Due to the negative impact from COVID-19 pandemic and slowdown of the out-of-home advertising industry in China, the total consideration paid by the Company was less than the net amount of identifiable assets acquired and liabilities assumed of TNM, which resulted in a bargain purchase gain of approximately $12,000 on the acquisition date.

The Company’s consolidated statement of operations for the year ended December 31, 2021 included revenue of $1.78 million and net loss of $0.55 million attributable to TNM since June 9, 2021, the acquisition date.

The Company’s consolidated statement of operations for the six months ended June 30, 2022 included revenue of $0.56 million and net loss of $0.02 million attributable to TNM.

On January 13, 2022, the Company entered into a share purchase agreement to acquire 95.56% equity interest in Zhenjiang Taoping IoT Tech. Co., Ltd. (“ZJIOT”), aiming to accelerate the Company’s smart charging pile and digital new media businesses in East China. Pursuant to the share purchase agreement, the Company has agreed to issue to the shareholders of ZJIOT a total of 201,552 restricted ordinary shares. Upon the completion of the acquisition, the Company currently owns 100% equity interest in ZJIOT.

The following table summarizes the purchase price allocation for ZJIOT, and the amounts of the assets acquired, and liabilities assumed which were based on their estimated fair values at the acquisition date:

Cash	$4,116
Accounts receivable, net	260,189
Advances to suppliers	4,252
Other receivables, net	2,532
Property, plant and equipment, net	215,689
Accounts payable	(250,706)
Advances from customers	(8,046)
Accrued payroll and benefits	(10,633)
Other payables and accrued expenses	(8,923)
Total net assets acquired	208,470
Goodwill	179,795
Total purchase price	$388,266

The Company’s consolidated statement of operations for the six months ended June 30, 2022 included revenue of $0.1 million and net loss of $0.07 million attributable to ZJIOT since January 13, 2022, the acquisition date, to the end of June 30, 2022.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS